Leases - Supplemental cash flows information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment for operating leases	¥ 126,418	¥ 77,643	¥ 121,681
Rightofuse assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 896,804	¥ 207,902	¥ 114,322